Impairment (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m	Half-year to 31 Dec 2022 £m

Impact of transfers between stages	431	421	493
Other changes in credit quality[1]	374	21	469
Additions and repayments	(150)	(65)	183
Other items	7	4	(4)
	231	(40)	648
Total impairment	662	381	1,141

In respect of:
Loans and advances to banks	(3)	3	11
Loans and advances to customers	667	335	1,016
Debt securities	2	2	5
Financial assets held at amortised cost	666	340	1,032
Other assets	(2)	6	16
Impairment on drawn balances	664	346	1,048
Loan commitments and financial guarantees	1	35	87
Financial assets at fair value through other comprehensive income	(3)	–	6
Total impairment	662	381	1,141
[1] Includes a credit for methodology and model changes of £3 million (half-year to 30 June 2022: charge of £3 million; half-year to 31 December 2022: credit of £66 million).